Fuel Advance (Details) - USD ($)	1 Months Ended	9 Months Ended
	Feb. 01, 2017	Sep. 30, 2018	Aug. 31, 2017
Fuel Advance (Textual)
Advance bears interest	7.50%	9.00%
Supplier agreement [Member]
Fuel Advance (Textual)
Fuel advance			$ 1,000,000
Advance bears interest		8.50%
Fuel advance liability per gallon		$ 0.25
Agreement terms extended date, description		The agreement terms were extended from December 31, 2018 to June 2021.